INVENTORIES	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Inventory Disclosure [Abstract]
INVENTORIES

3.	INVENTORIES

As of March 27, 2021 and June 27, 2020, inventory consists of the following:

	March 27,	June 27,
	2021	2020

Raw Materials	$965,641	$1,790,050
Work-in-Process	4,760,097	6,229,152
Finished Goods	11,321,882	10,957,776

Total Inventory	$17,047,620	$18,976,978

During the three months ended March 27, 2021, the Company recognized an impairment of approximately $1,714,000 to write down inventory to its net realizable value.

5.	INVENTORIES

As of June 27, 2020 and June 29, 2019, inventory consists of the following:

	2020	2019

Raw Materials	$2,055,500	$3,696,177
Work-in-Process	8,807,137	6,527,407
Finished Goods	11,775,483	15,257,538

Total Inventory	$22,638,120	$25,481,122